RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties
Disclosure of transactions related companies

Related Companies	Relation to Codere Online	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	1,896	1,896
Codere Newco S.A.U.	Parent of Codere Online	-	7,244	7,244
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,230	1,230
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	62	62
Other retail companies	Subsidiary of Codere Group	-	368	368
Mexico retail companies	Subsidiary of Codere Group	-	1,684	1,684
Retail Latam	Subsidiary of Codere Group	-	992	992
Total		-	13,476	13,476

Balance at 06/30/2024

	Related companies	Trade receivables (Note 9)	Current Borrowings (Note 11)	Trade payables and other current liabilities (Note 12)
Codere Newco S.A.U.	Parent of Codere Online	332	0	2,211
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	0	0	304
Codere Apuestas España S.L.	Subsidiary of Codere Group	238	1	973
Other retail companies	Subsidiary of Codere Group	228	586	811
Other Latam retail companies	Subsidiary of Codere Group	786	4,092	1,797
Total		1,584	4,680	6,096